Annual Fund Operating Expenses - Tax Exempt Short-Term Fund	Aug. 01, 2021
Fund Shares
Operating Expenses:
Management Fee
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.54%
Fee Waiver/Reimbursement	(0.01%)
Total Annual Fund Operating Expenses after Reimbursement
Inst. Shares
Operating Expenses:
Management Fee
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.69%
Fee Waiver/Reimbursement	(0.22%)
Total Annual Fund Operating Expenses after Reimbursement
Class A
Operating Expenses:
Management Fee
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver/Reimbursement	(0.12%)
Total Annual Fund Operating Expenses after Reimbursement